UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21276

JPMorgan Fleming Series Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue

New York, New York 10036

(Address of principal executive offices) (Zip code)

Stephen M. Benham

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Fleming Series Trust

Schedule of Portfolio Investments as of March 31, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Multi Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments — 98.2%
	Common Stocks — 97.6%
	Aerospace & Defense — 2.8%
8	AAR Corp. (a) (m)	$217
13	Alliant Techsystems, Inc. (a)	1,024
9	Armor Holdings, Inc. (a)	519
15	Aviall, Inc. (a)	552
3	Ceradyne, Inc. (a)	165
8	Curtiss-Wright Corp.	523
20	DRS Technologies, Inc.	1,086
28	EDO Corp.	874
33	Esterline Technologies Corp. (a)	1,421
6	Heico Corp.	184
13	Hexcel Corp. (a)	286
14	Kaman Corp.	362
132	Moog, Inc., Class A (a)	4,693
9	Orbital Sciences Corp. (a)	144
5	Triumph Group, Inc. (a)	199
		12,249
	Airlines — 0.4%
10	Alaska Air Group, Inc. (a)	365
10	Continental Airlines, Inc., Class B (a)	277
30	ExpressJet Holdings, Inc. (a)	226
18	Mesa Air Group, Inc. (a)	200
8	Republic Airways Holdings, Inc. (a)	124
24	Skywest, Inc.	706
		1,898
	Auto Components — 0.5%
11	Aftermarket Technology Corp. (a)	246
6	American Axle & Manufacturing Holdings, Inc.	105
34	ArvinMeritor, Inc.	507
4	Keystone Automotive Industries, Inc. (a)	160
11	Modine Manufacturing Co.	313
10	Sauer-Danfoss, Inc.	234
8	Standard Motor Products, Inc.	74
31	Tenneco, Inc. (a)	672
		2,311
	Automobiles — 0.4%
51	Winnebago Industries, Inc.	1,532
	Biotechnology — 0.9%
5	Alexion Pharmaceuticals, Inc. (a)	167
8	Applera Corp. - Celera Genomics Group (a)	95
7	Cubist Pharmaceuticals, Inc. (a)	149
11	Cytokinetics, Inc. (a)	77
9	Genelabs Technologies (a)	18
7	GTx, Inc. (a)	81
4	Human Genome Sciences, Inc. (a)	42
7	Lifecell Corp. (a)	158
4	Myogen, Inc. (a)	145
7	Nektar Therapeutics (a)	145
79	Serologicals Corp. (a)	1,943
6	Telik, Inc. (a)	122
2	United Therapeutics Corp. (a)	159
14	Vertex Pharmaceuticals, Inc. (a)	494
		3,795
	Building Products — 1.1%
12	Apogee Enterprises, Inc.	194
57	Griffon Corp. (a)	1,406
77	Jacuzzi Brands, Inc. (a)	761
22	Lennox International, Inc.	651
8	NCI Building Systems, Inc. (a)	454
15	Universal Forest Products, Inc.	971
3	Water Pik Technologies, Inc. (a)	92
		4,529
	Capital Markets — 3.5%
4	BKF Capital Group, Inc.	55
78	Eaton Vance Corp.	2,133
1	Greenhill & Co., Inc.	33
8	Investment Technology Group, Inc. (a)	389
94	Jefferies Group, Inc.	5,522
31	Knight Capital Group, Inc. Class A (a)	428
25	LaBranche & Co., Inc. (a)	392
3	Piper Jaffray Cos. (a)	160
3	QAD, Inc.	24
186	Raymond James Financial, Inc.	5,511
34	Technology Investment Capital Corp.	487
		15,134
	Chemicals — 2.7%
8	Cytec Industries, Inc.	465
15	FMC Corp.	924
2	Georgia Gulf Corp.	42
14	H.B. Fuller Co.	693
76	Headwaters, Inc. (a)	3,004
33	Hercules, Inc. (a)	457
5	Minerals Technologies, Inc.	298
10	NewMarket Corp.	476
40	PolyOne Corp. (a)	368
59	Scotts Miracle-Gro Co. (The), Class A	2,677
12	Sensient Technologies Corp.	218
13	Terra Industries, Inc. (a)	92
10	UAP Holding Corp.	224

JPMorgan Multi Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Chemicals — Continued
53	Valspar Corp.	1,469
17	W.R. Grace & Co. (a)	219
17	Wellman, Inc.	107
		11,733
	Commercial Banks — 4.6%
5	Amcore Financial, Inc.	155
3	AmericanWest Bancorp (a)	77
5	Ameris Bancorp	117
6	Associated Banc-Corp.	216
3	BancFirst Corp.	140
3	Bank of the Ozarks, Inc.	124
2	Banner Corp.	82
2	Capital Corp. of the West	60
- (h)	Capital Crossing Bank (a)	13
5	Capitol Bancorp Ltd.	210
3	Cardinal Financial Corp.	35
5	Cathay General Bancorp, Class B	181
7	Central Pacific Financial Corp.	257
7	Chemical Financial Corp.	224
- (h)	City Bank	14
13	City Holding Co.	487
19	Colonial BancGroup, Inc. (The)	462
5	Columbia Banking System, Inc.	156
7	Community Bank System, Inc.	156
5	Community Trust Bancorp, Inc.	155
13	Cullen/Frost Bankers, Inc.	672
9	EuroBancshares, Inc. (a)	106
- (h)	Financial Institutions, Inc.	4
29	First Bancorp	355
2	First Citizens BancShares, Inc., Class A	386
1	First Oak Brook Bancshares, Inc.	21
11	First Republic Bank	422
2	FNB Corp.	54
29	Gold Banc Corp., Inc.	526
1	Great Southern Bancorp, Inc.	14
14	Greater Bay Bancorp	377
47	Hanmi Financial Corp.	851
3	Heartland Financial USA, Inc.	64
1	Heritage Commerce Corp.	32
15	IBERIABANK Corp.	871
13	Independent Bank Corp. of Massachusetts	424
17	Independent Bank Corp. of Michigan	497
16	Irwin Financial Corp.	311
- (h)	Lakeland Financial Corp.	5
- (h)	MainSource Financial Group, Inc.	9
23	MB Financial, Inc.	813
4	MBT Financial Corp.	59
5	Mercantile Bank Corp.	192
7	Mid-State Bancshares	206
- (h)	Nara Bancorp, Inc.	5
- (h)	Old Second Bancorp, Inc.	7
43	Oriental Financial Group	625
62	Pacific Capital Bancorp	2,101
- (h)	Peoples Bancorp, Inc.	13
4	PrivateBancorp, Inc.	174
6	Prosperity Bancshares, Inc.	184
8	Provident Bankshares Corp.	299
103	Republic Bancorp, Inc.	1,237
1	Republic Bancorp, Inc., Class A	19
- (h)	Royal Bancshares of Pennsylvania	8
1	Santander Bancorp	28
- (h)	SCBT Financial Corp.	15
5	Security Bank Corp.	129
1	Sierra Bancorp	13
5	Simmons First National Corp., Class A	137
4	Southside Bancshares, Inc.	87
- (h)	Southwest Bancorp, Inc.	4
15	Sterling Bancshares, Inc.	278
10	Sterling Financial Corp.	212
8	Summit Bancshares, Inc.	152
3	Sun Bancorp, Inc. (a)	52
5	Taylor Capital Group, Inc.	200
12	Texas Regional Bancshares, Inc.	341
4	TriCo Bancshares	99
47	UCBH Holdings, Inc.	886
13	Umpqua Holdings Corp.	370
6	Union Bankshares Corp.	265
4	United Bancshares, Inc.	153
25	West Coast Bancorp	688
2	Western Sierra Bancorp (a)	73
6	Yardville National Bancorp	232
		19,678
	Commercial Services & Supplies — 3.9%
53	Administaff, Inc.	2,897
178	Allied Waste Industries, Inc. (a)	2,175
19	Angelica Corp.	390
2	Banta Corp.	83
15	CBIZ Inc. (a)	123
13	Consolidated Graphics, Inc. (a)	700
- (h)	CRA International, Inc. (a)	20
5	Electro Rent Corp. (a)	76
4	Ennis, Inc.	76

Shares	Security Description	Value
	Commercial Services & Supplies — Continued
10	Geo Group, Inc. (The) (a)	337
8	Health Tronics, Inc. (a)	65
170	IKON Office Solutions, Inc.	2,417
10	Interpool, Inc.	206
9	John H. Harland Co.	350
29	McGrath Rentcorp	881
3	NCO Group, Inc. (a)	64
43	School Specialty, Inc. (a)	1,466
2	Sourcecorp, Inc. (a)	48
26	Spherion Corp. (a)	272
7	Strayer Education, Inc.	741
14	Team, Inc. (a)	455
19	TeleTech Holdings, Inc. (a)	210
1	Tetra Tech, Inc. (a)	21
19	United Rentals, Inc. (a)	659
9	United Stationers, Inc. (a)	467
- (h)	Vertrue, Inc. (a)	17
9	Viad Corp.	309
- (h)	Volt Information Sciences, Inc. (a)	12
31	Waste Connections, Inc. (a)	1,235
14	Waste Services, Inc. (a)	43
		16,815
	Communications Equipment — 1.2%
48	Ariba, Inc. (a)	470
8	Arris Group, Inc. (a)	110
5	Audiovox Corp. (a)	56
5	Bel Fuse, Inc., Class B	172
6	Black Box Corp.	293
6	C-COR, Inc. (a)	52
159	CIENA Corp.(a)	829
12	CommScope, Inc. (a)	328
7	Ditech Communications Corp. (a)	72
5	F5 Networks, Inc. (a)	386
36	Finisar Corp. (a)	179
8	Glenayre Technologies, Inc. (a)	41
11	Inter-Tel, Inc.	242
8	MRV Communications, Inc. (a)	32
10	Netgear, Inc. (a)	192
31	Powerwave Technologies, Inc. (a)	412
7	Redback Networks, Inc. (a)	152
5	SafeNet, Inc. (a)	144
3	SureWest Communications	77
15	Sycamore Networks, Inc. (a)	70
44	Tekelec (a)	606
65	Utstarcom, Inc. (a)	407
		5,322
	Computers & Peripherals — 1.7%
24	Adaptec, Inc. (a)	133
66	Brocade Communications Systems, Inc. (a)	441
7	Electronics for Imaging, Inc. (a)	190
22	Gateway, Inc. (a)	48
11	Hutchinson Technology, Inc. (a)	323
4	Hypercom Corp. (a)	40
18	Imation Corp.	759
48	Intergraph Corp. (a)	2,008
52	Komag, Inc. (a)	2,494
27	McData Corp., Class A (a)	126
16	Palm, Inc. (a)	380
95	Quantum Corp. (a)	357
6	Synaptics, Inc. (a)	139
		7,438
	Construction & Engineering — 1.1%
27	Dycom Industries, Inc. (a)	568
3	EMCOR Group, Inc. (a)	159
12	Mastec, Inc. (a)	171
8	Shaw Group, Inc. (The) (a)	246
82	URS Corp. (a)	3,293
8	Washington Group International, Inc.	448
		4,885
	Construction Materials — 0.3%
4	Ameron International Corp.	278
11	Eagle Materials, Inc.	682
17	U.S. Concrete, Inc. (a)	247
		1,207
	Consumer Staples — 0.0% (g)
4	Spartan Stores, Inc. (a)	54
	Consumer Finance — 1.6%
25	ACE Cash Express, Inc. (a)	626
11	Advanta Corp., Class B	387
81	AmeriCredit Corp. (a)	2,477
24	Cash America International, Inc.	709
34	CompuCredit Corp. (a)	1,248
4	Student Loan Corp.	955
20	World Acceptance Corp. (a)	534
		6,936
	Containers & Packaging — 0.5%
12	Chesapeake Corp.	169
5	Greif, Inc., Class A	363
12	Rock-Tenn Co., Class A	181
34	Silgan Holdings, Inc.	1,382
		2,095

JPMorgan Multi Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Distributors — 0.2%
10	WESCO International, Inc. (a)	701
	Diversified Financial Services — 0.3%
- (h)	eSpeed, Inc., Class A (a)	3
28	Financial Federal Corp.	814
16	GATX Corp.	640
		1,457
	Diversified Telecommunication Services — 0.8%
16	Broadwing Corp. (a)	232
114	Cincinnati Bell, Inc. (a)	517
3	Commonwealth Telephone Enterprises, Inc.	114
21	CT Communications, Inc.	282
11	General Communication, Inc., Class A (a)	132
190	Level 3 Communications, Inc. (a)	982
5	North Pittsburgh Systems, Inc.	105
60	Premiere Global Services, Inc. (a)	482
11	Talk America Holdings, Inc. (a)	93
40	Time Warner Telecom, Inc., Class A (a)	709
		3,648
	Electric Utilities — 1.5%
8	Black Hills Corp.	279
5	CH Energy Group, Inc.	259
15	Cleco Corp.	337
24	El Paso Electric Co. (a)	451
12	Idacorp, Inc.	403
45	Pike Electric Corp. (a)	938
99	PNM Resources, Inc.	2,407
2	UIL Holdings Corp.	100
29	Unisource Energy Corp.	891
22	Westar Energy, Inc.	466
		6,531
	Electrical Equipment — 0.7%
24	A.O. Smith Corp.	1,267
11	Acuity Brands, Inc.	428
10	Encore Wire Corp. (a)	322
11	General Cable Corp. (a)	343
3	Genlyte Group, Inc. (a)	204
6	Regal-Beloit Corp.	233
		2,797
	Electronic Equipment & Instruments — 2.5%
16	Aeroflex, Inc. (a)	214
18	Agilysis, Inc.	264
7	Anixter International, Inc.	325
10	Bell Microproducts, Inc. (a)	63
10	Benchmark Electronics, Inc. (a)	393
7	Brightpoint, Inc. (a)	224
80	Checkpoint Systems, Inc. (a)	2,158
15	CTS Corp.	206
5	Electro Scientific Industries, Inc. (a)	104
129	Flir Systems, Inc. (a)	3,662
7	Global Imaging Systems, Inc (a)	270
43	International DisplayWorks, Inc. (a)	284
3	MTS Systems Corp.	105
14	Newport Corp. (a)	262
3	Park Electrochemical Corp.	94
2	Paxar Corp. (a)	47
4	Plexus Corp. (a)	139
5	Radisys Corp. (a)	97
450	Sanmina-SCI Corp. (a)	1,844
2	SYNNEX Corp. (a)	30
6	Sypris Solutions, Inc.	57
4	TTM Technologies, Inc. (a)	64
		10,906
	Energy Equipment & Services — 3.1%
74	Global Industries Ltd. (a)	1,075
6	Hanover Compressor Co. (a)	110
4	Helix Energy Solutions Group, Inc.	167
5	Lone Star Technologies, Inc. (a)	260
21	Maverick Tube Corp. (a)	1,118
6	NS Group, Inc. (a)	295
47	Oceaneering International, Inc. (a)	2,693
75	Oil States International, Inc. (a)	2,760
16	RPC, Inc.	355
24	TODCO, Class A (a)	958
60	Universal Compression Holdings, Inc. (a)	3,064
8	Veritas DGC, Inc. (a)	354
		13,209
	Food & Staples Retailing — 0.4%
6	Casey’s General Stores, Inc.	126
7	Great Atlantic & Pacific Tea Co., Inc. (a)	258
4	Nash Finch Co.	123
3	Pantry, Inc. (The) (a)	193
1	Pathmark Stores, Inc. (a)	8
27	Ruddick Corp.	652
11	Smart & Final, Inc. (a)	174
		1,534
	Food Products — 0.8%
12	American Italian Pasta Co.	73
20	Chiquita Brands International, Inc.	339
49	Corn Products International, Inc.	1,457
7	Flowers Foods, Inc.	215

Shares	Security Description	Value
	Food Products — Continued
3	Gold Kist, Inc. (a)	43
5	J & J Snack Foods Corp.	154
5	Ralcorp Holdings, Inc. (a)	171
49	Sanderson Farms, Inc.	1,098
		3,550
	Gas Utilities — 0.7%
16	New Jersey Resources Corp.	729
12	Nicor, Inc.	471
9	Northwest Natural Gas Co.	305
24	South Jersey Industries, Inc.	660
25	Southwest Gas Corp.	707
		2,872
	Health Care Equipment & Supplies — 1.4%
3	Analogic Corp.	212
6	Bio-Rad Laboratories, Inc., Class A (a)	374
4	Conmed Corp. (a)	79
64	Cooper Cos., Inc. (The)	3,463
2	ICU Medical, Inc. (a)	54
30	Invacare Corp.	923
12	Medical Action Industries, Inc. (a)	297
4	Neurometrix, Inc. (a)	164
5	Steris Corp.	133
-(h)	SurModics, Inc. (a)	7
3	Viasys Healthcare, Inc. (a)	96
		5,802
	Health Care Providers & Services — 6.0%
8	Alderwoods Group, Inc. (a)	147
10	Alliance Imaging, Inc. (a)	63
8	Amedisys, Inc. (a)	282
83	AMERIGROUP Corp. (a)	1,746
6	Computer Programs & Systems, Inc.	295
83	Covance, Inc. (a)	4,876
- (h)	Coventry Health Care, Inc. (a)	- (h)
6	Gentiva Health Services, Inc. (a)	102
36	Healthcare Services Group, Inc.	760
113	Healthsouth Corp. (a)	564
69	Healthways, Inc. (a)	3,530
10	Kindred Healthcare, Inc. (a)	239
3	LCA Vision, Inc.	155
35	LHC Group, Inc. (a)	555
1	Magellan Health Services, Inc. (a)	45
17	Pediatrix Medical Group, Inc. (a)	1,768
17	Per-Se Technologies, Inc. (a)	459
184	Pharmaceutical Product Development, Inc.	6,382
14	PSS World Medical, Inc. (a)	262
4	Res-Care, Inc. (a)	64
46	Stewart Enterprises, Inc.	263
68	Sunrise Senior Living, Inc. (a)	2,650
19	Triad Hospitals, Inc. (a)	790
		25,997
	Hotels, Restaurants & Leisure — 2.1%
7	Ameristar Casinos, Inc.	170
5	Aztar Corp. (a)	202
- (h)	Bob Evans Farms, Inc.	3
12	Brinker International, Inc.	486
61	CEC Entertainment, Inc. (a)	2,056
14	Jack in the Box, Inc. (a)	600
22	Landry’s Restaurants, Inc.	788
6	Luby’s, Inc. (a)	79
8	Papa John’s International, Inc. (a)	249
1	Ryan’s Restaurant Group, Inc. (a)	7
26	Six Flags, Inc. (a)	261
96	Sonic Corp. (a)	3,389
53	Triarc Cos., Inc., Class B	930
		9,220
	Household Durables — 4.1%
- (h)	Furniture Brands International, Inc.	10
28	Harman International Industries, Inc.	3,123
69	Hovnanian Enterprises, Inc., Class A (a)	3,044
11	Kimball International, Inc., Class B	165
7	Levitt Corp., Class A	158
2	M/I Homes, Inc.	75
64	Meritage Homes Corp. (a)	3,539
82	Snap-On, Inc.	3,114
81	Standard-Pacific Corp.	2,716
19	Technical Olympic USA, Inc.	387
27	Tupperware Corp.	552
18	WCI Communities, Inc. (a)	498
3	William Lyon Homes, Inc. (a)	249
		17,630
	Industrial Conglomerates — 0.2%
13	Walter Industries, Inc.	859
	Insurance — 7.6%
163	American Equity Investment Life Holding Co.	2,332
2	American Physicians Capital, Inc. (a)	96
13	Argonaut Group, Inc. (a)	462
- (h)	Baldwin & Lyons, Inc., Class B	9
4	Clark, Inc.	48
51	Commerce Group, Inc.	2,674
78	Delphi Financial Group, Inc.	4,032

JPMorgan Multi Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Insurance — Continued
5	Direct General Corp.	92
36	HCC Insurance Holdings, Inc.	1,236
21	Hilb, Rogal & Hobbs Co.	850
7	Infinity Property & Casualty Corp.	288
44	LandAmerica Financial Group, Inc.	3,006
2	Midland Co. (The)	77
- (h)	Nationwide Financial Services, Inc.	13
- (h)	Navigators Group, Inc. (a)	15
75	Ohio Casualty Corp.	2,362
173	Philadelphia Consolidated Holding Co. (a)	5,920
6	Phoenix Cos., Inc. (The)	91
52	PMA Capital Corp., Class A (a)	528
1	ProAssurance Corp. (a)	26
19	Protective Life Corp.	955
4	RLI Corp.	252
9	Safety Insurance Group, Inc.	420
9	Selective Insurance Group	488
8	State Auto Financial Corp.	270
37	Stewart Information Services Corp.	1,737
41	UICI	1,513
50	United Fire & Casualty Co.	1,645
4	Universal American Financial Corp. (a)	57
22	Zenith National Insurance Corp.	1,039
		32,533
	Internet & Catalog Retail — 0.1%
6	Insight Enterprises, Inc. (a)	123
13	Systemax, Inc. (a)	91
		214
	Internet Software & Services — 0.2%
4	AsiaInfo Holdings, Inc. (China) (a)	18
- (h)	Internet Security Systems (a)	7
10	Interwoven, Inc. (a)	90
8	Ipass, Inc. (a)	65
4	Stellent, Inc. (a)	50
18	United Online, Inc.	225
20	Vignette Corp. (a)	301
17	webMethods, Inc. (a)	142
		898
	IT Services — 1.7%
63	BearingPoint, Inc. (a)	538
18	Ciber, Inc. (a)	112
11	Covansys Corp. (a)	189
15	Gartner, Inc., Class A (a)	212
91	Global Payments, Inc.	4,803
3	infoUSA, Inc. (a)	34
5	Mantech International Corp., Class A (a)	159
2	MAXIMUS, Inc.	57
21	Perot Systems Corp., Class A (a)	322
3	Startek, Inc.	64
9	Sykes Enterprises, Inc. (a)	129
52	Tyler Technologies, Inc. (a)	574
		7,193
	Leisure Equipment & Products — 0.3%
9	JAKKS Pacific, Inc. (a)	233
46	K2, Inc. (a)	581
8	RC2 Corp. (a)	299
6	Steinway Musical Instruments, Inc. (a)	193
		1,306
	Machinery — 4.4%
5	Actuant Corp., Class A	312
73	AGCO Corp. (a) (m)	1,522
2	Alamo Group, Inc.	42
3	Astec Industries, Inc. (a)	101
15	Barnes Group, Inc.	603
26	Briggs & Stratton Corp.	913
63	Bucyrus International, Inc.	3,014
5	Cascade Corp.	280
6	CIRCOR International, Inc.	164
7	EnPro Industries, Inc. (a)	247
5	Flowserve Corp. (a)	315
7	Gardner Denver, Inc. (a)	482
3	Gehl Co. (a)	86
4	Greenbrier Cos., Inc.	168
21	Harsco Corp.	1,768
34	JLG Industries, Inc.	1,041
- (h)	Kadant, Inc. (a)	7
10	Kennametal, Inc.	636
9	Lincoln Electric Holdings, Inc.	497
2	NACCO Industries, Inc., Class A	354
23	Nordson Corp.	1,158
10	Reliance Steel & Aluminum Co.	958
5	Tecumseh Products Co., Class A	110
79	Timken Co.	2,546
11	Toro Co.	530
15	Valmont Industries, Inc.	639
8	Watts Water Technologies, Inc., Class A	273
		18,766
	Marine — 0.1%
2	Kirby Corp. (a)	123

Shares	Security Description	Value
	Media — 0.5%
1	4Kids Entertainment, Inc. (a)	12
2	Arbitron, Inc.	61
4	Carmike Cinemas, Inc.	85
139	Charter Communications, Inc., Class A (a)	151
9	Journal Communications, Inc., Class A	105
5	Journal Register Co.	66
3	Lin TV Corp., Class A (a)	23
19	Lodgenet Entertainment Corp. (a)	296
3	Media General, Inc., Class A	149
13	Mediacom Communications Corp., Class A (a)	73
11	Primedia, Inc. (a)	23
- (h)	ProQuest Co. (a)	9
52	Radio One, Inc., Class D (a)	384
5	Saga Communications, Inc., Class A (a)	47
11	Scholastic Corp. (a)	305
3	Sinclair Broadcast Group, Inc., Class A	27
5	Valassis Communications, Inc. (a)	144
		1,960
	Metals & Mining — 1.6%
76	Birch Mountain Resources Ltd. (Canada) (a)	562
3	Carpenter Technology Corp.	265
26	Century Aluminum Co. (a)	1,089
6	Chaparral Stell Co. (a)	409
23	Commercial Metals Co.	1,246
13	NN, Inc.	161
13	Oregon Steel Mills, Inc. (a)	686
17	Quanex Corp.	1,106
8	Ryerson Tull, Inc.	219
4	Schnitzer Steel Industries, Inc.	189
15	Steel Dynamics, Inc.	868
		6,800
	Multi-Utilities — 0.8%
8	Avista Corp.	159
68	Oneok, Inc.	2,199
76	Sierra Pacific Resources (a)	1,050
		3,408
	Oil, Gas & Consumable Fuels — 5.5%
7	Arena Resources, Inc. (a)	229
39	Arlington Tankers Ltd. (Bermuda)	903
12	Berry Petroleum Co., Class A	794
7	Bois d’Arc Energy, Inc. (a)	118
123	Cabot Oil & Gas Corp.	5,917
4	Callon Petroleum Co. (a)	78
70	Cimarex Energy Co.	3,034
11	Comstock Resources, Inc. (a)	339
9	Energy Partners Ltd. (a)	222
6	Giant Industries, Inc. (a)	389
13	GMX Resources, Inc. (a)	488
13	Gulfport Energy Corp. (a)	198
38	Harvest Natural Resources, Inc. (a)	373
14	Holly Corp.	1,053
80	Houston Exploration Co. (a)	4,227
38	PetroHawk Energy Corp. (a)	524
5	Petroleum Development Corp. (a)	231
2	Remington Oil & Gas Corp. (a)	86
21	Southwestern Energy Co. (a)	672
6	St. Mary Land & Exploration Co.	257
17	Stone Energy Corp. (a)	768
68	Swift Energy Co. (a)	2,555
		23,455
	Paper & Forest Products — 0.1%
13	Schweitzer-Mauduit International, Inc.	300
12	Wausau-Mosinee Paper Corp.	167
		467
	Personal Products — 0.2%
44	Elizabeth Arden, Inc. (a)	1,021
	Pharmaceuticals — 0.4%
4	Adams Respiratory Therapeutics, Inc. (a)	155
7	Adolor Corp. (a)	164
8	Alpharma, Inc., Class A	217
5	AtheroGenics, Inc. (a)	76
19	AVANIR Pharmaceuticals, Class A (a)	272
8	Barr Pharmaceuticals, Inc. (a)	475
19	Cypress Bioscience, Inc. (a)	120
2	Nuvelo, Inc. (a)	39
10	Perrigo Co.	170
6	Progenics Pharmaceuticals, Inc. (a)	146
5	Valeant Pharmaceuticals International	76
		1,910
	Real Estate — 6.6%
78	American Home Mortgage Investment Corp. REIT	2,419
54	Anthracite Capital, Inc. REIT	593
135	Anworth Mortgage Asset Corp. REIT	1,058
68	Ashford Hospitality Trust, Inc. REIT	846
6	Boykin Lodging Co. REIT (a)	63
5	Capital Trust, Inc., Class A, REIT (m)	146
22	CarrAmerica Realty Corp. REIT	968
8	CB Richard Ellis Services, Inc., Class A (a)	662
4	Columbia Equity Trust Inc. REIT	63

JPMorgan Multi Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Real Estate — Continued
19	Equity Inns, Inc. REIT	314
5	Extra Space Storage, Inc. REIT	84
22	FelCor Lodging Trust, Inc. REIT	473
15	First Potomac Realty Trust REIT (m)	418
11	Glenborough Realty Trust, Inc. REIT	235
16	Government Properties Trust, Inc. REIT	151
21	Healthcare Realty Trust, Inc. REIT	771
54	Highland Hospitality Corp. REIT	685
56	Impac Mortgage Holdings, Inc. REIT	540
44	Innkeepers USA Trust REIT	737
7	Jones Lang LaSalle, Inc.	498
19	Kilroy Realty Corp. REIT	1,452
11	LaSalle Hotel Properties REIT	443
55	Lexington Corporate Properties Trust REIT	1,155
11	LTC Properties, Inc. REIT	263
7	Maguire Properties, Inc. REIT	259
68	Meristar Hospitality Corp. REIT (a)	709
142	MFA Mortgage Investments, Inc. REIT	900
20	Mid-America Apartment Communities, Inc. REIT	1,084
26	National Health Investors, Inc. REIT	650
5	Novastar Financial, Inc. REIT	171
6	Parkway Properties, Inc. REIT	275
26	Pennsylvania Real Estate Investment Trust REIT	1,126
18	Post Properties, Inc. REIT	779
25	RAIT Investment Trust REIT	692
33	Redwood Trust, Inc. REIT	1,436
13	Saul Centers, Inc. REIT	549
27	Senior Housing Properties Trust REIT	481
29	SL Green Realty Corp. REIT	2,984
25	Sunstone Hotel Investors, Inc. REIT	736
8	Taubman Centers, Inc. REIT	325
1	Urstadt Biddle Properties, Inc., Class A REIT	20
		28,213
	Road & Rail — 1.6%
14	Amerco, Inc. (a)	1,368
3	Arkansas Best Corp.	125
6	Bristow Group, Inc. (a)	195
4	Covenant Transport, Inc., Class A (a)	58
37	Dollar Thrifty Automotive Group, Inc. (a)	1,690
43	Genesee & Wyoming, Inc., Class A (a)	1,321
16	Landstar System, Inc.	686
2	Marten Transport Ltd. (a)	31
20	RailAmerica, Inc. (a)	217
14	SCS Transportation, Inc. (a)	396
25	Sirva, Inc. (a)	216
8	U.S. Xpress Enterprises, Inc., Class A (a)	148
18	Werner Enterprises, Inc.	323
		6,774
	Semiconductors & Semiconductor Equipment — 2.0%
6	Actel Corp. (a)	97
6	AMIS Holdings, Inc. (a)	57
21	Amkor Technology, Inc. (a)	184
44	Applied Micro Circuits Corp. (a)	180
24	Asyst Technologies, Inc. (a)	252
37	Atmel Corp. (a)	176
15	ATMI, Inc. (a)	452
21	Axcelis Technologies, Inc. (a)	121
7	Cabot Microelectronics Corp. (a)	252
15	Cirrus Logic, Inc. (a)	125
7	Cohu, Inc.	146
133	Conexant Systems, Inc. (a)	458
13	Credence Systems Corp. (a)	94
6	DSP Group, Inc. (a)	183
5	Emulex Corp. (a)	87
41	Entegris, Inc. (a)	433
35	Exar Corp. (a)	493
21	Fairchild Semiconductor International, Inc. (a)	393
7	Genesis Microchip, Inc. (a)	126
183	Integrated Device Technology, Inc. (a)	2,725
8	Integrated Silicon Solutions, Inc. (a)	51
28	Kopin Corp. (a)	141
11	Kulicke & Soffa Industries, Inc. (a)	103
17	Lattice Semiconductor Corp. (a)	112
2	Mattson Technology, Inc. (a)	20
12	MKS Instruments, Inc. (a)	270
17	ON Semiconductor Corp. (a)	124
3	Pericom Semiconductor Corp. (a)	34
8	Photronics, Inc. (a)	154
36	RF Micro Devices, Inc. (a)	308
8	Silicon Storage Technology, Inc. (a)	36
14	Skyworks Solutions, Inc. (a)	95
7	Standard Microsystems Corp. (a)	169
13	Vitesse Semiconductor Corp. (a)	48
4	Zoran Corp. (a)	77
		8,776
	Software — 0.4%
- (h)	Intervideo, Inc. (a)	4
7	JDA Software Group, Inc. (a)	97
10	Magma Design Automation, Inc. (a)	87
6	NetIQ Corp. (a)	64
17	Parametric Technology Corp. (a)	273
4	Phoenix Technologies Ltd. (a)	26

Shares	Security Description	Value
	Software — Continued
7	Progress Software Corp. (a)	209
21	Reynolds & Reynolds Co. (The)	594
3	SI International, Inc. (a)	102
2	SPSS, Inc. (a)	47
5	Talx Corp.	137
14	THQ, Inc. (a)	352
		1,992
	Specialty Retail — 2.4%
37	Aaron Rents, Inc. (m)	993
28	Asbury Automotive Group, Inc. (a)	552
4	Build-A-Bear Workshop, Inc. (a)	107
8	Building Material Holding Corp.	271
2	Burlington Coat Factory Warehouse Corp.	109
83	Charming Shoppes, Inc. (a)	1,231
15	CSK Auto Corp. (a)	203
13	Dress Barn, Inc. (a)	599
6	Genesco, Inc. (a)	218
7	Jo-Ann Stores, Inc. (a)	98
30	Lithia Motors, Inc., Class A	1,038
11	Monro Muffler, Inc.	418
1	Movie Gallery, Inc.	2
11	Payless Shoesource, Inc. (a)	259
21	Regis Corp.	709
17	Rent-Way, Inc. (a)	123
3	Sonic Automotive, Inc.	78
2	Sports Authority, Inc. (The) (a)	57
14	Stage Stores, Inc.	425
80	Stein Mart, Inc.	1,385
21	Too, Inc. (a)	725
20	United Auto Group, Inc.	861
1	Zale Corp. (a)	17
		10,478
	Textiles, Apparel & Luxury Goods — 1.4%
13	Brown Shoe Co., Inc.	656
26	Kellwood Co.	804
5	Kenneth Cole Productions, Inc., Class A	150
5	Movado Group, Inc.	122
1	Oxford Industries, Inc.	56
26	Perry Ellis International, Inc. (a)	584
78	Phillips-Van Heusen	2,965
15	Quiksilver, Inc. (a)	208
6	Russell Corp.	88
13	Skechers U.S.A., Inc., Class A (a)	329
7	Unifirst Corp.	226
		6,188
	Thrifts & Mortgage Finance — 4.8%
46	Accredited Home Lenders Holding Co. (a) (m)	2,344
33	Astoria Financial Corp.	1,017
39	BankAtlantic Bancorp, Inc., Class A	565
54	Bankunited Financial Corp., Class A	1,460
9	CharterMac	191
1	Commercial Capital Bancorp, Inc.	9
24	Corus Bankshares, Inc.	1,444
10	Dime Community Bancshares	144
13	Doral Financial Corp. (Puerto Rico)	144
3	Federal Agricultural Mortgage Corp., Class C	74
3	First Financial Holdings, Inc.	92
40	First Niagara Financial Group, Inc.	589
7	First Place Financial Corp	161
5	FirstFed Financial Corp. (a)	317
137	Flagstar Bancorp, Inc.	2,064
107	Fremont General Corp.	2,307
42	Gibraltar Industries, Inc.	1,248
2	Horizon Financial Corp.	61
2	ITLA Capital Corp.	87
38	MAF Bancorp, Inc.	1,642
2	NASB Financial, Inc.	75
12	Ocwen Financial Corp. (a)	118
19	Partners Trust Financial Group, Inc.	229
77	R&G Financial Corp., Class B	973
66	Sterling Financial Corp.	1,928
8	TierOne Corp.	272
28	United Community Financial Corp.	343
27	W Holding Co., Inc.	213
10	WSFS Financial Corp.	603
		20,714
	Tobacco — 0.2%
31	Alliance One International, Inc.	151
20	Universal Corp.	739
		890
	Trading Companies & Distributors — 2.0%
45	Applied Industrial Technologies, Inc.	1,998
93	Watsco, Inc.	6,627
		8,625
	Water Utilities — 0.0%
(g)	American States Water Co.	15
- (h)	California Water Service Group	18
		33
	Wireless Telecommunication Services — 0.7%
80	American Tower Corp., Class A (a)	2,429
10	Centennial Communications Corp. (a)	72
39	Dobson Communications Corp. (a)	315

JPMorgan Multi Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Wireless Telecommunication Services — Continued
		2,816
	Total Common Stocks (Cost $303,919)	419,877
	Investment Company — 0.6%
33	iShares Russell 2000 Value Index Trust (Cost $2,355)	2,500
	Total Long-Term Investments (Cost $306,274)	422,377
	Short-Term Investments — 2.0%
	Investment Company — 1.8%
7,722	JPMorgan Prime Money Market Fund (b)	7,722

Principal Amount
	U.S. Treasury Notes — 0.2%
$695	U.S. Treasury Notes 2.88%, 11/30/06 (k) (m)	688
	Total Short-Term Investments (Cost $8,411)	8,410
	Total Investments — 100.2% (Cost $314,685)	430,787
	Liabilities in Excess of Other Assets — (0.2)%	(664)
	Net Assets — 100.0%	$430,123

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

REIT	Real Estate Investment Trust

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 03/31/06 (USD)	Unrealized Appreciation
10	Long Futures Outstanding Russell 2000 Index	June, 2006	$3,859	$181

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,364
Aggregate gross unrealized depreciation	(8,262)
Net unrealized appreciation/depreciation	$116,102
Federal income tax cost of investments	$314,685

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments — 96.3%
	Common Stocks — 95.6%
	Aerospace & Defense — 2.4%
46	AAR Corp. (a)	$1,319
35	BE Aerospace, Inc. (a)	869
87	Ceradyne, Inc. (a)	4,342
9	DRS Technologies, Inc.	492
60	Essex Corp. (a)	1,323
10	LMI Aerospace, Inc. (a)	174
		8,519
	Air Freight & Logistics — 1.1%
39	Hub Group, Inc., Class A (a)	1,759
67	UTI Worldwide, Inc.	2,115
		3,874
	Auto Components — 0.1%
15	American Axle & Manufacturing Holdings, Inc.	250
	Biotechnology — 3.5%
10	Affymetrix, Inc. (a)	339
15	Alexion Pharmaceuticals, Inc. (a)	535
38	Charles River Laboratories International, Inc. (a)	1,868
24	Cubist Pharmaceuticals, Inc. (a)	560
46	Digene Corp. (a)	1,799
54	Human Genome Sciences, Inc. (a)	588
55	Incyte Corp. (a)	331
10	Invitrogen Corp. (a)	667
44	Isis Pharmaceuticals, Inc. (a)	398
26	Keryx Biopharmaceuticals, Inc. (a)	501
30	Martek Biosciences Corp. (a)	978
32	Maxygen, Inc. (a)	267
32	Nektar Therapeutics (a)	650
8	Neurocrine Biosciences, Inc. (a)	542
23	Renovis, Inc. (a)	495
27	Telik, Inc. (a)	521
17	United Therapeutics Corp. (a)	1,100
12	Zymogenetics, Inc. (a)	251
		12,390
	Building Products — 0.2%
22	Lennox International, Inc.	654
	Capital Markets — 1.0%
13	Affiliated Managers Group, Inc. (a)	1,394
24	Eaton Vance Corp.	646
32	Investors Financial Services Corp.	1,495
		3,535
	Chemicals — 0.7%
18	Agrium, Inc. (Canada)	447
29	Airgas, Inc.	1,114
12	Cytec Industries, Inc.	693
9	OM Group, Inc. (a)	216
		2,470
	Commercial Banks — 0.7%
14	Signature Bank (a)	461
24	Sterling Bancshares, Inc.	432
92	UCBH Holdings, Inc.	1,748
		2,641
	Commercial Services & Supplies — 5.5%
17	Advisory Board Co. (The) (a)	965
5	Chemed Corp.	305
16	ChoicePoint, Inc. (a)	695
4	Clayton Holdings, Inc.(a)	84
6	Corporate Executive Board Co.	632
24	Corrections Corp. of America (a)	1,084
47	CRA International, Inc. (a)	2,333
195	DiamondCluster International, Inc. (a)	2,085
16	Healthspring, Inc. (a)	302
27	Huron Consulting Group, Inc. (a)	811
48	IHS, Inc., Class A (a)	1,307
37	Kenexa Corp. (a)	1,150
21	Korn/Ferry International (a)	434
62	Labor Ready, Inc. (a)	1,490
20	Laureate Education, Inc. (a)	1,057
60	LECG Corp. (a)	1,149
42	Net 1 UEPS Technologies Inc. (South Africa) (a)	1,189
40	Watson Wyatt & Co. Holdings, Class A	1,297
43	Wright Express Corp. (a)	1,215
		19,584
	Communications Equipment — 3.7%
36	ADC Telecommunications, Inc. (a)	920
27	Andrew Corp. (a)	333
87	AudioCodes Ltd. (Israel) (a)	1,198
13	Avocent Corp. (a)	397
56	C-COR, Inc. (a)	488
30	CommScope, Inc. (a)	854
143	Foundry Networks, Inc. (a)	2,597
201	Glenayre Technologies, Inc. (a)	1,053
25	Nice Systems Ltd., ADR (Israel) (a)	1,259
49	Orckit Communications Ltd. (Israel) (a)	1,079
88	Polycom, Inc. (a)	1,908
33	Redback Networks, Inc. (a)	709
17	SafeNet, Inc. (a)	455
		13,250

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

Shares	Security Description	Value
	Computers & Peripherals — 0.9%
16	Avid Technology, Inc. (a)	694
46	Rackable Systems, Inc. (a)	2,436
		3,130
	Construction & Engineering — 0.7%
25	Chicago Bridge & Iron Co., N.V. (Netherlands) (N.Y. Shares)	590
19	EMCOR Group, Inc. (a)	944
10	Jacobs Engineering Group, Inc. (a)	888
		2,422
	Distributors — 0.4%
16	Beacon Roofing Supply, Inc. (a)	646
41	LKQ Corp. (a)	851
		1,497
	Diversified Financial Services — 0.1%
26	Apollo Investment Corp.	464
	Electrical Equipment — 0.9%
12	American Science & Engineering, Inc. (a)	1,089
16	Ametek, Inc.	723
19	Genlyte Group, Inc. (a)	1,281
		3,093
	Electronic Equipment & Instruments — 1.8%
44	Benchmark Electronics, Inc. (a)	1,680
42	Cognex Corp.	1,257
15	Energy Conversion Devices, Inc. (a)	723
32	Flir Systems, Inc. (a)	901
14	Itron, Inc. (a)	818
21	Photon Dynamics, Inc. (a)	390
34	Radisys Corp. (a)	667
		6,436
	Energy Equipment & Services — 4.4%
11	Atwood Oceanics, Inc. (a)	1,121
27	Dril-Quip, Inc. (a)	1,877
13	Helix Energy Solutions Group, Inc. (a)	507
24	Hornbeck Offshore Services, Inc. (a)	858
17	Lufkin Industries, Inc.	931
14	Oceaneering International, Inc. (a)	791
35	Patterson-UTI Energy, Inc.	1,119
64	Pioneer Drilling Co (a)	1,048
10	Rowan Cos., Inc.	461
31	Superior Energy Services, Inc. (a)	828
64	Tetra Technologies, Inc. (a)	3,025
24	Trico Marine Services, Inc.	772
18	Universal Compression Holdings, Inc. (a)	892
29	Veritas DGC, Inc. (a)	1,326
		15,556
	Food & Staples Retailing — 0.5%
41	Central European Distribution Corp. (a)	1,592
	Health Care Equipment & Supplies — 8.2%
31	Abaxis, Inc. (a)	703
67	Adeza Biomedical Corp. (a)	1,423
30	Advanced Medical Optics, Inc. (a)	1,415
96	Align Technology, Inc. (a)	883
21	Arrow International, Inc.	677
72	Arthrocare Corp. (a)	3,431
57	Aspect Medical Systems, Inc. (a)	1,577
12	Beckman Coulter, Inc.	653
45	Bruker BioSciences Corp. (a)	243
16	Cytyc Corp. (a)	452
13	DexCom, Inc.	266
11	Edwards Lifesciences Corp. (a)	483
11	Foxhollow Technologies, Inc. (a)	339
28	Hologic, Inc. (a)	1,522
28	Immucor, Inc. (a)	815
12	Integra LifeSciences Holdings Corp. (a)	479
111	Intralase Corp. (a)	2,580
46	IRIS International, Inc.	716
7	Kinetic Concepts, Inc. (a)	278
75	Kyphon, Inc. (a)	2,786
29	Natus Medical, Inc.	586
24	Palomar Medical Technologies, Inc. (a)	803
28	PerkinElmer, Inc.	668
49	Quidel Corp. (a)	626
14	Resmed, Inc. (a)	629
52	Syneron Medical Ltd. (Israel) (a)	1,518
50	Viasys Healthcare, Inc. (a)	1,516
49	Wright Medical Group, Inc. (a)	958
		29,025
	Health Care Providers & Services — 6.3%
38	Centene Corp. (a)	1,113
11	Covance, Inc. (a)	662
43	Healthcare Services Group, Inc.	914
49	HealthExtras, Inc. (a)	1,719
21	Healthways, Inc. (a)	1,094
39	LCA Vision, Inc.	1,972
63	Merge Technologies, Inc. (a)	1,004
3	Nighthawk Radiology Holdings, Inc. (a)	65
50	Pediatrix Medical Group, Inc. (a)	5,156
57	Psychiatric Solutions, Inc. (a)	1,888
51	Symbion, Inc. (a)	1,162
38	United Surgical Partners International, Inc. (a)	1,335

Shares	Security Description	Value
	Health Care Providers & Services — Continued
74	VCA Antech, Inc. (a)	2,113
46	Ventiv Health, Inc. (a)	1,518
18	Vital Images, Inc. (a)	617
		22,332
	Hotels, Restaurants & Leisure — 4.4%
15	Brinker International, Inc.	648
41	California Pizza Kitchen, Inc. (a)	1,334
3	Chipotle Mexican Grill, Inc., Class A (a)	149
13	Choice Hotels International, Inc.	579
85	CKE Restaurants, Inc.	1,482
13	Ctrip.com International Ltd. ADR (Cayman Islands) (a)	1,087
11	Morgans Hotel Group Co. (a)	196
72	Orient-Express Hotels Ltd., Class A (Bermuda)	2,805
20	Outback Steakhouse, Inc.	865
9	Panera Bread Co., Class A (a)	692
8	Penn National Gaming, Inc. (a)	354
31	Red Robin Gourmet Burgers, Inc. (a)	1,473
41	Ruth’s Chris Steak House (a)	981
17	Scientific Games Corp., Class A (a)	611
8	Station Casinos, Inc.	669
35	Texas Roadhouse, Inc., Class A (a)	605
30	Vail Resorts, Inc. (a)	1,158
		15,688
	Household Durables — 0.8%
32	Desarrolladora Homex S.A. de C.V. ADR (Mexico) (a)	1,132
19	Hovnanian Enterprises, Inc., Class A (a)	813
44	Technical Olympic USA, Inc.	891
		2,836
	Household Products — 0.8%
51	Central Garden & Pet Co. (a)	2,694
	Insurance — 0.4%
6	Arch Capital Group Ltd. (Bermuda) (a)	348
17	Brown & Brown, Inc.	581
8	Endurance Specialty Holdings Ltd. (Bermuda)	261
		1,190
	Internet & Catalog Retail — 0.5%
21	Coldwater Creek, Inc. (a)	570
33	Stamps.com, Inc. (a)	1,156
		1,726
	Internet Software & Services — 4.9%
40	Aladdin Knowledge Systems (Israel) (a)	896
97	aQuantive, Inc. (a)	2,294
57	Digitas, Inc. (a)	825
74	Homestore, Inc. (a)	484
132	Interwoven, Inc. (a)	1,189
64	iVillage, Inc. (a)	536
72	Jupitermedia Corp. (a)	1,294
109	Online Resources Corp. (a)	1,416
78	Openwave Systems, Inc. (a)	1,674
398	SkillSoft plc ADR (Ireland) (a)	2,087
200	SonicWALL, Inc. (a)	1,419
108	ValueClick, Inc. (a)	1,826
71	WebSideStory, Inc. (a)	1,217
29	Website Pros, Inc. (a)	413
		17,570
	IT Services — 3.1%
37	BISYS Group, Inc. (The) (a)	493
51	CACI International, Inc., Class A (a)	3,377
28	Cognizant Technology Solutions Corp., Class A (a)	1,654
2	eFunds Corp. (a)	46
51	Euronet Worldwide, Inc. (a)	1,914
49	Forrester Research, Inc. (a)	1,096
56	Gartner, Inc., Class A (a)	780
12	Global Payments, Inc.	647
42	RightNow Technologies, Inc. (a)	667
11	SRA International, Inc., Class A (a)	421
		11,095
	Leisure Equipment & Products — 0.2%
39	Nautilus Group, Inc.	582
	Machinery — 4.5%
20	Actuant Corp., Class A	1,212
81	ASV, Inc. (a)	2,615
60	Bucyrus International, Inc.	2,890
31	ESCO Technologies, Inc. (a)	1,550
25	Gardner Denver, Inc. (a)	1,656
24	Kaydon Corp.	961
12	Kennametal, Inc.	721
12	Middleby Corp. (a)	1,005
16	Oshkosh Truck Corp.	1,002
16	Pentair, Inc.	653
83	TurboChef Technologies, Inc. (a)	1,017
35	Wabash National Corp.	697
		15,979
	Media — 2.4%
108	CKX, Inc. (a)	1,416
81	Focus Media Holding Ltd. ADR (Cayman Islands) (a)	4,712

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

Shares	Security Description	Value
	Media — Continued
74	Harris Interactive, Inc. (a)	417
58	Outdoor Channel Holdings, Inc. (a)	594
35	Playboy Enterprises, Inc., Class B (a)	503
49	World Wrestling Entertainment, Inc.	826
		8,468
	Metals & Mining — 0.8%
28	Alpha Natural Resources, Inc. (a)	645
22	Massey Energy Co.	786
24	Steel Dynamics, Inc.	1,339
		2,770
	Multiline Retail — 0.2%
30	Family Dollar Stores, Inc.	788
	Oil, Gas & Consumable Fuels — 4.1%
45	ATP Oil & Gas Corp. (a)	1,962
17	Basic Energy Services, Inc. (a)	521
63	Bronco Drilling Co., Inc. (a)	1,660
98	Carrizo Oil & Gas, Inc. (a)	2,541
29	Comstock Resources, Inc. (a)	852
9	EXCO Resources, Inc.	113
24	Hercules Offshore, Inc. (a)	803
64	KCS Energy, Inc. (a)	1,674
107	PetroHawk Energy Corp. (a)	1,460
18	Plains Exploration & Production Co. (a)	676
31	Quicksilver Resources, Inc. (a)	1,183
21	Range Resources Corp.	577
9	Western Gas Resources, Inc.	443
		14,465
	Personal Products — 0.4%
31	Parlux Fragrances, Inc. (a)	1,015
6	USANA Health Sciences, Inc. (a)	252
		1,267
	Pharmaceuticals — 4.1%
45	Adams Respiratory Therapeutics, Inc. (a)	1,782
- (h)	Allergan, Inc.	- (h)
90	Aspreva Pharmaceuticals Corp. (Canada) (a)	2,233
99	First Horizon Pharmaceutical Corp. (a)	2,490
35	Kos Pharmaceuticals, Inc. (a)	1,679
32	Medicines Co. (a)	654
109	Noven Pharmaceuticals, Inc. (a)	1,961
29	Nuvelo, Inc. (a)	522
11	Omnicare, Inc.	628
34	Penwest Pharmaceuticals Co. (a)	746
69	Salix Pharmaceuticals Ltd. (a)	1,137
8	Theravance, Inc. (a)	223
25	Valeant Pharmaceuticals International	391
		14,446
	Real Estate — 0.6%
25	BioMed Realty Trust, Inc. REIT	738
3	Mills Corp. (The) REIT	73
42	Ventas, Inc. REIT	1,380
		2,191
	Road & Rail — 0.8%
21	H&E Equipment Services, Inc. (a)	603
51	Landstar System, Inc.	2,263
		2,866
	Semiconductors & Semiconductor Equipment — 7.2%
42	Agere Systems, Inc. (a)	626
20	ATMI, Inc. (a)	608
13	Cree, Inc. (a)	413
27	DSP Group, Inc. (a)	772
19	Eagle Test Systems, Inc.	297
22	Emulex Corp. (a)	378
40	Exar Corp. (a)	564
9	Formfactor, Inc. (a)	343
45	Ikanos Communications, Inc. (a)	881
33	Integrated Device Technology, Inc. (a)	495
11	Intersil Corp., Class A	316
61	Kulicke & Soffa Industries, Inc. (a)	578
24	Micrel, Inc. (a)	350
137	Microsemi Corp. (a)	3,975
14	MKS Instruments, Inc. (a)	333
15	Nextest Systems Corp. (a)	250
29	O2Micro International Ltd.ADR (Cayman Islands) (a)	305
73	PDF Solutions, Inc. (a)	1,376
37	Photronics, Inc. (a)	685
31	Power Integrations, Inc. (a)	763
53	Rudolph Technologies, Inc. (a)	901
18	Saifun Semiconductors Ltd. (Israel) (a)	566
16	Semtech Corp. (a)	286
81	Silicon Image, Inc. (a)	835
77	Silicon Motion Technology, Corp. ADR (Cayman Islands) (a)	934
58	Standard Microsystems Corp. (a)	1,496
17	Supertex, Inc. (a)	621
34	Tessera Technologies, Inc. (a)	1,088
111	Trident Microsystems, Inc. (a)	3,237
56	Zoran Corp. (a)	1,227
		25,499

Shares	Security Description	Value
	Software — 7.1%
23	Activision, Inc. (a)	319
35	Blackboard, Inc. (a)	989
17	Citrix Systems, Inc. (a)	629
20	Cognos, Inc. (Canada) (a)	759
76	Concur Technologies, Inc. (a)	1,410
21	Factset Research Systems, Inc.	947
17	Fair Isaac Corp.	689
112	FalconStor Software, Inc. (a)	1,057
17	Filenet Corp. (a)	472
14	Hyperion Solutions Corp. (a)	466
31	Informatica Corp. (a)	476
31	Jack Henry & Associates, Inc.	711
79	Neoware Systems, Inc. (a)	2,325
101	Nuance Communications, Inc. (a)	1,194
11	Open Solutions, Inc. (a)	289
78	Progress Software Corp. (a)	2,272
56	Quest Software, Inc. (a)	940
20	Retalix Ltd. (Israel) (a)	497
47	RSA Security, Inc. (a)	840
55	Secure Computing Corp. (a)	630
36	Talx Corp.	1,021
20	THQ, Inc. (a)	505
70	TradeStation Group, Inc. (a)	965
42	Transaction Systems Architechs, Inc. (a)	1,317
112	Vasco Data Security International (a)	919
49	VeriFone Holdings, Inc. (a)	1,469
30	Verint Systems, Inc. (a)	1,072
17	Wind River Systems, Inc. (a)	210
		25,389
	Specialty Retail — 2.7%
10	Abercrombie & Fitch Co.	603
41	Aeropostale, Inc. (a)	1,224
56	Children’s Place Retail Stores, Inc. (The) (a)	3,246
23	Dick’s Sporting Goods, Inc. (a)	908
12	DSW, Inc, Class A (a)	366
19	Guitar Center, Inc. (a)	902
28	Jos. A. Bank Clothiers, Inc. (a)	1,362
37	Petco Animal Supplies, Inc. (a)	870
		9,481
	Technology Distributors — 0.1%
128	Zhone Technologies, Inc. (a)	342
	Textiles, Apparel & Luxury Goods — 2.0%
67	Charles & Colvard Ltd.	730
57	Crocs, Inc. (a)	1,424
43	Phillips-Van Heusen	1,639
37	Volcom Inc. (a)	1,329
84	Warnaco Group, Inc. (The) (a)	2,004
		7,126
	Thrifts & Mortgage Finance — 0.3%
25	Bankunited Financial Corp., Class A	668
11	Harbor Bancshares, Inc.	413
-(h)	New York Community Bancorp, Inc.	-(h)
		1,081
	Trading Companies & Distributors — 0.2%
23	TransDigm Group, Inc.(a)	584
	Transportation Infrastructure — 0.3%
21	American Commercial Lines, Inc. (a)	1,014
	Wireless Telecommunication Services — 0.3%
35	EMS Technologies, Inc. (a)	638
17	Syniverse Holdings, Inc. (a)	272
		910
	Total Common Stocks (Cost $263,065)	340,761
	Investment Company — 0.7%
31	iShares Russell 2000 Index Fund (Cost $1970)	2,318
	Total Long-Term Investments (Cost $265,035)	343,079
	Short-Term Investment — 3.5%
	Investment Company — 3.5%
12,341	JPMorgan Prime Money Market Fund (b) (Cost $12,341)	12,341
	Total Investments — 99.8% (Cost $277,376)	355,420
	Liabilities in Excess of Other Assets — 0.2%	667
	Net Assets — 100.0%	$356,087

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(h)	Amount rounds to less than one thousand.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,816
Aggregate gross unrealized depreciation	(5,772)
Net unrealized appreciation/depreciation	$78,044
Federal income tax cost of investments	$277,376

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Fleming Series Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 26, 2006

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

May 26, 2006